Description of Plan - Summary of contribution points (Detail) - EBP 007 [Member] - Non Collectively Bargained Participants [Member]	12 Months Ended
Dec. 31, 2025
Less than 45 [Member]
Employer Contribution Points [Line Items]
Employer Core Contribution Percentage	4.00%
45 - 54 [Member]
Employer Contribution Points [Line Items]
Employer Core Contribution Percentage	5.00%
55 - 64 [Member]
Employer Contribution Points [Line Items]
Employer Core Contribution Percentage	6.00%
65 - 74 [Member]
Employer Contribution Points [Line Items]
Employer Core Contribution Percentage	7.00%
75 + [Member]
Employer Contribution Points [Line Items]
Employer Core Contribution Percentage	8.00%